Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions	Note 15.—Related Party Transactions In May 2015, the Company issued the 2015 Convertible Notes to purchasers, some of which are related parties. See Note 5. — Debt — Convertible Notes.